LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
LEASES
2022	¥ 256,667
2023	165,389
2024	83,350
2025	31,251
2026	11,057
2027 and thereafter	3,658
Total lease payments	551,372
Less: imputed interest	38,860
Total	512,512
Less: current portion	239,937	¥ 199,083		$ 37,651
Non-current portion	272,575	406,251		$ 42,773
Gross rental expenses incurred under operating leases	285,750	284,745	¥ 311,862
Sublease rental income	¥ 583	¥ 971	¥ 1,587